Related party transactions - Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries and benefits	$ 3,291	$ 3,251
Share-based payments	1,096	1,041
Total compensation	$ 4,387	$ 4,292